Financial Instruments - Fair Value Gains and Losses from Derivative Financial Instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Gains (losses) on change in fair value of derivatives [line items]
Fair Value (Loss) Gain Through Earnings	$ (132)	$ 328
Fair Value Gain (Loss) Through Equity	(8)	17
Fair Value Gain (Loss) Through Earnings	(102)	254
Foreign exchange contracts [member]
Gains (losses) on change in fair value of derivatives [line items]
Fair Value (Loss) Gain Through Earnings	(132)	328
Fair Value Gain (Loss) Through Equity	0
Cross-currency interest rate swaps [member]
Gains (losses) on change in fair value of derivatives [line items]
Fair Value (Loss) Gain Through Earnings	29	(75)
Fair Value Gain (Loss) Through Equity	(8)	17
Forward interest rate swaps - cash flow hedges [member]
Gains (losses) on change in fair value of derivatives [line items]
Fair Value (Loss) Gain Through Earnings	1	$ 1
Fair Value Gain (Loss) Through Equity	$ 0